Loans - Activity in the Allowance for Loan Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance, beginning of period		$ 21,039		$ 31,709	$ 21,039	$ 31,709	$ 31,709	$ 32,697	$ 24,201
Provision for (recapture of) loan losses	$ 214	515	$ (2,538)	(2,638)	729	(5,176)	(7,466)	(1,002)	12,648
Loans charged-off	(104)	(17)	(3,288)	(69)	(121)	(3,357)	(3,450)	(242)	(5,996)
Recoveries	9	34	127	59	43	186	246	256	1,844
Balance, end of period							21,039	31,709	32,697
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance, beginning of period		15,477		25,112	15,477	25,112	25,112	23,356	11,396
Provision for (recapture of) loan losses			(3,968)	(2,321)		(6,289)	(6,391)	1,870	11,946
Loans charged-off	0	0	(3,261)	(21)	0	(3,282)	(3,282)	(127)	0
Recoveries	3	28	4	3	31	7	38	13	14
Balance, end of period							15,477	25,112	23,356
Owner-occupied commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance, beginning of period		635		611	635	611	611	1,196	2,310
Provision for (recapture of) loan losses			61	52		113	24	(602)	(1,114)
Loans charged-off	0	0	0	0	0	0	0	0	0
Recoveries	0	0	0	0	0	0	0	17	0
Balance, end of period							635	611	1,196
Acquisition, construction & development
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance, beginning of period		2,082		3,369	2,082	3,369	3,369	4,255	1,697
Provision for (recapture of) loan losses			1,291	127		1,418	(1,287)	(886)	2,558
Loans charged-off	0	0	0	0	0	0	0	0	0
Recoveries	0	0	0	0	0	0	0	0	0
Balance, end of period							2,082	3,369	4,255
Commercial & industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance, beginning of period		438		160	438	160	160	68	5,952
Provision for (recapture of) loan losses			101	(32)		69	298	72	(1,752)
Loans charged-off	(29)	0	0	(20)	(29)	(20)	(20)	0	(5,858)
Recoveries	0	0	0	0	0	0	0	20	1,726
Balance, end of period							438	160	68
Single family residential (1-4 units)
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance, beginning of period		2,379		2,434	2,379	2,434	2,434	3,757	2,791
Provision for (recapture of) loan losses			(49)	(1,030)		(1,079)	(239)	(1,490)	945
Loans charged-off	0	0	0	0	0	0	0	(16)	(44)
Recoveries	3	3	117	47	6	164	184	183	65
Balance, end of period							2,379	2,434	3,757
Consumer non-real estate and other
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance, beginning of period		28		23	28	23	23	65	55
Provision for (recapture of) loan losses			26	15		41	129	34	65
Loans charged-off	(75)	(17)	(27)	(28)	(92)	(55)	(148)	(99)	(94)
Recoveries	$ 3	$ 3	$ 6	$ 9	$ 6	$ 15	24	23	39
Balance, end of period							$ 28	$ 23	$ 65